Cash and Cash Equivalents and Margin Cash (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
JBS USA [Member]
Cash and Cash Equivalents and Margin Cash (Details) [Line Items]
Revolving credit facilities	$ 2,900,000	$ 2,800,000
Brazil [Member]
Cash and Cash Equivalents and Margin Cash (Details) [Line Items]
Revolving credit facilities	$ 450,000	$ 450,000